Business Combination, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Geographic Operating Segment - Summary of Combined Condensed Financial Information of Reclassification of Assets and Liabilities Held for Sale (Detail) - Croatia [Member]
$ in Millions
Dec. 31, 2016 MXN ($)
Disclosure of Discontinued Operations [line items]
Current assets	$ 573
Property, machinery and equipment, net	3,023
Intangible assets, net and other non-current assets	568
Total assets held for sale	4,164
Current liabilities	539
Non-current liabilities	112
Total liabilities directly related to assets held for sale	651
Net assets held for sale	$ 3,513